Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2020
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Schedule of Principal Subsidiaries and VIEs

As of December 31, 2020, details of the Company’s principal subsidiaries and VIEs were as follows:

	Place of incorporation	Date of incorporation	Percentage of beneficial ownership	Principal activities
Subsidiaries:
Viomi HK	Hong Kong	January 30, 2015	100%	Investment holding
Lequan	PRC	May 15, 2015	100%	Investment holding
Codream HK	Hong Kong	August 20, 2019	100%	Investment holding
Yunmi Hulian	PRC	December 9, 2019	100%	Investment holding
Zhumeng Hulian	PRC	October 14, 2020	100%	Investment holding
VIEs:
Foshan Viomi	PRC	May 6, 2014	100%	Home appliance development and sales
Beijing Viomi	PRC	January 12, 2015	100%	No substantial business
Subsidiaries of Foshan Viomi:
Guangdong AI Touch Technology Co., Ltd. (“AI Touch”)	PRC	January 30, 2019	VIE’s subsidiary	Home appliance development and sales
Foshan Xiaoxian Hulian Electric Appliances Technology Co., Ltd. (“Foshan Xiaoxian”)	PRC	October 12, 2016	VIE’s subsidiary	Home appliance development and sales
Subsidiaries of Zhumeng Hulian:
Guangdong Lizi	PRC	July 26, 2018	100%	Home appliance development and sales

Schedule of Financial Statement Amounts and Balances of VIEs

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and its subsidiaries taken as a whole, which were included in the Group’s consolidated financial statements. All transactions and balances between the VIEs and the Group’s subsidiaries are eliminated in the financial information presented below:

	As of December 31,
	2019	2020
	RMB	RMB
Cash and cash equivalents	802,580	338,748
Restricted cash	30,567	70,551
Short-term deposits	60,000	—
Short-term investments	141,189	579,457
Accounts receivable from third parties (net of allowance of RMB2,006 and RMB9,246 as of December 31, 2019 and 2020, respectively)	316,189	412,118
Accounts receivable from a related party (net of allowance of nil and RMB61 as of December 31, 2019 and 2020, respectively)	707,947	609,094
Other receivable from related parties (net of allowance of nil and RMB9 as of December 31, 2019 and 2020, respectively)	23,944	88,038
Inventories	418,015	392,574
Prepaid expenses and other current assets	61,031	69,583
Long-term deposits due within one year	—	10,000
Total current assets	2,561,462	2,570,163
Property, plant and equipment, net	67,293	61,895
Deferred tax assets	12,276	14,189
Intangible assets, net	4,357	5,781
Prepaid expenses and other non-current assets	11,170	13,507
Right-of-use assets, net	19,593	12,397
Long-term deposits	—	50,000
Total non-current assets	114,689	157,769
Total assets	2,676,151	2,727,932
Accounts and notes payable	1,043,159	860,454
Advances from customers	103,150	109,162
Amounts due to related parties	25,106	124,192
Accrued expenses and other liabilities	308,228	331,312
Short-term borrowing	95,868	—
Income tax payables	33,522	47,242
Lease liabilities due within one year	6,802	6,333
Total current liabilities	1,615,835	1,478,695
Accrued expenses and other liabilities	1,795	3,400
Lease liabilities	13,391	6,484
Total non-current liabilities	15,186	9,884
Total liabilities	1,631,021	1,488,579

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Revenue	2,561,229	4,647,513	5,790,475
Net income	70,232	285,221	162,456

Net cash provided by operating activities	209,690	240,823	218,030
Net cash used in investing activities	(183,262)	(97,702)	(490,270)
Net cash (used in) provided by financing activities	(37,731)	95,933	(98,389)